Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2024
Supplementary cash flow information [Abstract]
Schedule of Property, Plant and Equipment
	Year ended December 31,
	2022	2023	2024
Purchase of property, plant and equipment	$52,481	$100,097	$81,959
Add: Beginning balance of payable to equipment suppliers	—	—	12,918
Less: Ending balance of payable to equipment suppliers	—	(12,918)	(5,080)
Exchange difference	—	—	(676)
Cash paid during the year	$52,481	$87,179	$89,121

Schedule of Intangible Asset
	Year ended December 31,
	2022	2023	2024
Purchase of intangible asset	$44,648	$93,347	$275,609
Add: Beginning balance of payable to suppliers	289,017	81,149	1,758
Less: Ending balance of payable to suppliers	(81,149)	(1,758)	(1,647)
Exchange difference	(23,342)	(1,197)	(111)
Cash paid during the year	$229,174	$171,541	$275,609